Related Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions
NOTE F - Related Party and
Parties-in-Interest
Transactions
Fidelity Management Trust Company (FMTC) is the Plan trustee. Certain Plan investments are managed by FMTC, and therefore, these transactions qualify as party-in-interest
transactions. Notes receivable from participants are also considered party-in-interest
transactions. As described in Note A, the Plan paid certain expenses related to plan operations and investment activity to various service providers. The plan also issues loans to participants which are secured by the vested balance of the participants’ accounts. These transactions are party-in-interest
transactions, which are exempt from prohibited transaction rules.
In addition, at December 31, 2025, the Plan held 6,080 shares of RPM International Inc. common stock valued at $633,708. During 2025, there were purchases of $22,170, sales of $160,418, and interest and dividend income of $14,232 for RPM International Inc. common stock. At December 31, 2024, the Plan held 7,122 shares of RPM International Inc. common stock valued at $877,702.
Transactions involving these investments are allowable
party-in-interest
transactions under ERISA.